DEFERRED CONSIDERATION (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of contingent liabilities in business combination [text block]
The table below sets out the movement in the deferred consideration liability relating to the OddsJam Acquisition (see Note 5) for the six months ended June 30, 2026:

Balance at January 1, 2026	39,853
Settlement – 2025 performance amount (cash)	(3,852)
Unwinding of discount (Note 21)	1,239
Early settlement – 30% of 2026 performance amount (cash)	(10,761)
Balance at June 30, 2026	26,479